Stockholders' Equity (Narrative) (Details) - USD ($)	1 Months Ended						3 Months Ended	12 Months Ended
	Jan. 30, 2016	Oct. 31, 2015	Jul. 29, 2015	May 31, 2015	Nov. 30, 2014	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Nov. 30, 2015	Apr. 30, 2015	Apr. 15, 2015	Feb. 28, 2015	Feb. 20, 2015	May 31, 2014	May 02, 2014
Class of Stock [Line Items]
Common stock, shares authorized								50,000,000	50,000,000
Common stock, par value	$ 0.001							$ 0.001	$ 0.001
Preferred stock, par value								$ 0.001	$ 0.001
Preferred stock, shares authorized								2,500,000	2,500,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount								$ 0.96
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.57							$ 6.00	$ 6.00
Convertible Preferred Stock, Terms of Conversion								As a result, all outstanding shares of Preferred Stock were automatically exchanged at the Mandatory Exchange Time for such units sold in the Qualified Offering (consisting of one share of Common Stock and one Warrant) at an exchange rate determined by: 1) multiplying the number of shares of Preferred Stock to be exchanged by the Class A Original Issue Price or Class B Original Issue Price (as defined in the Certificates of Designation), or $12.00 per share; 2) adding to the result all dividends then accrued but unpaid on such shares of Preferred Stock to be exchanged of $1,068,100; then 3) dividing the result by $2.60 (which is eighty percent (80%) of the price per unit issued in the Qualified Offering).
Common Stock, Capital Shares Reserved For Future Issuance								15,153,193
Deferred Finance Costs, Net								$ 266,100
Number Of Stock Units Issued	2,090,750
Number Of Stock Units Issued, Price Per Unit	$ 3.25
Common Stock, Par Or Stated Value Per Share	$ 0.001							$ 0.001	$ 0.001
Interest Payable								$ 6,100	$ 4,600
Board Of Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services								61,803
Stock Issued During Period, Value, Issued for Services								$ 216,500
Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	4,977,038
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,090,750
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights			2,090,750
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.57
Public Offering Price Per Share			$ 3.25
Class of Warrant or Right, Expiration Term			5 years
Before Offering expenses [Member]
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering			$ 6,800,000
After Offering expenses [Member]
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering			$ 6,200,000
Aegis Capital Corp [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights			80,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.47
Percentage of Price of Units Sold In offering			137.50%
Cash Consideration, Includes Reimbursement of Public Offering Expenses			$ 0.6
Securities Purchase Agreement Initiation Date			Jul. 23, 2016
Securities Purchase Agreement Expiration Date			Jul. 23, 2020
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized									20,833,333		20,833,333
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		55,000
Stock Issued During Period, Value, Issued for Services		$ 150,200
Other Investors [Member]
Class of Stock [Line Items]
Percentage Of Commission								10.00%
Percentage Of Non accountable Finance Fee								3.00%
Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights								237,345
Gross proceeds from issuance of preferred stock and warrants								$ 1,300,000
5% Percent Bridge Note Holder [Member]
Class of Stock [Line Items]
Percentage Of Commission								3.00%
Percentage Of Non accountable Finance Fee								1.00%
Class B Investor [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights								0.25
Class A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, par value								$ 0.001	$ 0.001							$ 0.001	$ 0.001
Preferred stock, shares authorized								800,000	800,000							800,000	800,000
Preferred Stock, Liquidation Preference Per Share								$ 12.00
Rate Of One Share For Each Dividend						$ 4.80
Gross Proceeds from Issuance of Preferred Stock									$ 3,500,000
Proceeds from Issuance of Convertible Preferred Stock									$ 2,900,000
Stock Issued During Period, Shares, New Issues				1,667	4,167				291,142
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights									194,095
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 6.00
Shares And Warrants Issued Description								The shares and warrants were issued as a unit (a Unit) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Companys common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before March 31, 2019.
Warrants Fair Value									$ 3,000,000
Preferred Stock, Shares Outstanding	454,750							0	454,750	454,750
Preferred Stock, Redemption Price Per Share								$ 12.00
Convertible Preferred Stock, Terms of Conversion								The Restated Designation adopted certain special mandatory conversion provisions for the Class A Convertible Preferred Stock upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class A Convertible Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities	4,977,038
Convertible Preferred Stock, Shares Issued upon Conversion						2.5
Class A convertible preferred stock [Member] | Other Investors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 6.00
Reimbursement Of Legal Expense								$ 40,000
Class A convertible preferred stock [Member] | Two Bridge Notes [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount									$ 220,000
Class A convertible preferred stock [Member] | Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding									106,432	106,432
Class A convertible preferred stock [Member] | 5% Percent Bridge Note Holder [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									163,608
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights									109,072
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 6.00
Debt Instrument, Face Amount							$ 1,793,000
Units Issued Per Units To Investors							$ 12.00
Debt Instrument, Convertible, Conversion Price							$ 10.80
Debt Conversion, Converted Instrument, Amount									$ 1,743,000
Interest Payable									$ 24,000
Class A convertible preferred stock [Member] | Class A Investors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding									303,167	303,167
Class B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value														$ 0.001	$ 0.001
Preferred stock, shares authorized												585,000	585,000	400,000	400,000
Preferred Stock, Liquidation Preference Per Share								$ 12.00
Preferred Stock Unpaid Dividends Per Share, Not Declared								$ 0.96
Stock Issued During Period, Shares, New Issues								372,862
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 6.00
Shares And Warrants Issued Description								The shares and warrants were issued as a unit (a Unit) consisting of (i) one share of Class B Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Companys common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before May 31, 2020.
Warrants Fair Value								$ 4,500,000	$ 1,900,000
Preferred Stock, Shares Outstanding	534,571
Class of Warrant or Right, Outstanding								248,575
Conversion price per dividend								$ 4.80
Preferred Stock, Redemption Price Per Share								$ 12.00
Gross proceeds from issuance of preferred stock and warrants								$ 4,500,000	1,900,000
Net proceeds from issuance of preferred stock and warrants								$ 3,900,000	$ 1,700,000
Convertible Preferred Stock, Terms of Conversion								Shares of the Class B Convertible Preferred stock shall be subject to special mandatory conversion provisions upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class B Convertible Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.
Convertible Preferred Stock, Shares Issued upon Conversion								2.5
Class B Convertible Preferred Stock [Member] | Class B Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 6.00
Percentage Of Commission								10.00%
Percentage Of Non accountable Finance Fee								3.00%
Reimbursement Of Legal Expense								$ 5,000
Class B Convertible Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									161,709
Class of Warrant or Right, Outstanding									107,806